Basis of Presentation and Summary of Significant Accounting Policies - Accounts Receivable (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts related to accounts receivable-trade	¥ 15,925	¥ 15,932	¥ 5,873
Allowance for doubtful accounts related to accounts receivable-other	457		0
Short-term accounts receivable-other	606,074	536,484	789,819
Long-term accounts receivable-other, net	95,797	¥ 95,560	99,299
Allowance for doubtful accounts on long-term accounts receivable	116,547		157,052
Receivable from commercial facilities and credit card companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short-term accounts receivable-other	439,340		877,372
Loan receivable due from an unrelated business entity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Monthly repayment of loan receivable due from an unrelated business entity	1,063
Principal balance due	199,325		225,380
Short-term accounts receivable-other	12,750		14,400
Long-term accounts receivable-other, net	¥ 13,019		¥ 13,019